SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-cash financing activities:
Common stock issued on conversion of notes payable and derivative liability	$ 2,243	$ 473
Debentures converted to common stock	1,310	331
Derivative liability extinguished upon conversion of notes payable	1,268	265
Derivative liability issued	2,465	243
Accounts payable paid through issuance of debentures	$ 100	$ 0